Trade and other payables - Summary of Trade and Other Payables (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Jun. 30, 2020		Jun. 30, 2019
Trade and other payables [abstract]
Trade payables	£ 12.9	£ 13.8		£ 9.4		£ 7.0
Accruals	28.1	19.8		23.7		24.8
Deferred income	6.6	6.1		7.2		6.9
Other taxes and social security	3.0	1.2		1.0		1.0
Other payables	3.6	2.5		2.5		2.1
Trade and other payables	£ 54.2	£ 43.4	[1]	£ 43.8	[1]	£ 41.8

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.